Concessions and Authorizations - Schedule of Concession and Amount to Be Paid (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Irape enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Nominal value in 2018	R$ 32,964
Present value in 2018	R$ 14,707
Updating indexer	IGPM
Queimadao Consortium Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Nominal value in 2018	R$ 8,229
Present value in 2018	R$ 4,027
Updating indexer	IGPM
Salto morais small hydro plant enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Updating indexer	IPCA
Rio de Pedras Small Hydro Plant Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Updating indexer	IPCA
Various Small Hydro Plants Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Updating indexer	IPCA
Bottom of range [member] | Irape enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	03/2006
Bottom of range [member] | Queimadao Consortium Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	01/2004
Bottom of range [member] | Salto morais small hydro plant enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	06/2013
Bottom of range [member] | Rio de Pedras Small Hydro Plant Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	06/2013
Bottom of range [member] | Various Small Hydro Plants Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	06/2013
Top of range [member] | Irape enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	02/2035
Top of range [member] | Queimadao Consortium Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	12/2032
Top of range [member] | Salto morais small hydro plant enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	07/2020
Top of range [member] | Rio de Pedras Small Hydro Plant Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	09/2024
Top of range [member] | Various Small Hydro Plants Enterprise [member]
Disclosure of concession and amount to be paid [Line Items]
Amortization period	08/2025